Related party transactions - Schedule of Compensation of Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation
Salaries and other short-term benefits	£ 14	£ 15	£ 11
Share-based payments	18	15	14
Total compensation	£ 32	£ 30	£ 25